Offerings - Offering: 1	Jun. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock to purchase Common Stock
Amount Registered | shares	11,860,206
Proposed Maximum Offering Price per Unit | $ / shares	5.4875
Maximum Aggregate Offering Price	$ 65,082,880.43
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,964.19
Offering Note	As discussed in the Prospectus/Offer to Exchange (the “Prospectus/Offer to Exchange”), which forms a part of the Registration Statement on Form S-4 to which this Exhibit 107 is filed as an exhibit, in lieu of issuing fractional shares, any holder who would otherwise have been entitled to receive fractional shares pursuant to the Offer (as defined in the Prospectus/Offer to Exchange) will, after aggregating all such fractional shares of such holder, be paid in cash (without interest) in an amount equal to such fractional part of a share multiplied by the last sale price of the common stock, par value $0.0001 per share (“Common Stock”), of TriSalus Life Sciences, Inc. (the “Company”) on the Nasdaq Global Market on the last trading day of the Offer Period (as defined in the Prospectus/Offer to Exchange).Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Company is also registering an indeterminate number of additional shares of Common Stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.Represents the outstanding Preferred Stock plus dividends through August 10, 2027 (as defined by the Prospectus/Offer to Exchange)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act, utilizing $5.488, the average of the high and low prices of the Company’s Common Stock on June 20, 2025, as reported on the Nasdaq Global Market.